Employee benefits, Defined Benefit Obligation by the Amounts (Details) - MXN ($)	Dec. 31, 2025	Dec. 31, 2024
Increase [Member]
Defined benefit obligation by the amount [Abstract]
Increase (decrease) in defined benefit obligation	$ (559,177)	$ (670,015)
Decrease [Member]
Defined benefit obligation by the amount [Abstract]
Increase (decrease) in defined benefit obligation	612,606	747,123
Discount Rate [Member] | Increase [Member]
Defined benefit obligation by the amount [Abstract]
Increase (decrease) in defined benefit obligation	(559,177)	(670,015)
Discount Rate [Member] | Decrease [Member]
Defined benefit obligation by the amount [Abstract]
Increase (decrease) in defined benefit obligation	$ 612,606	$ 747,123